5. MARKETABLE SECURITIES (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
DetailInformationAboutMarkeLineItemsSecuritiesLineItems [Line Items]
WATM		2 years 8 months 19 days
Fair value through other comprehensive income		R$ 45,963	R$ 155,867
Fair value through profit and loss		2,679,427	4,607,650
Amortized cost		725,534	797,660
Current		418,182	507,035
Non-current		307,352	290,625
Credit Linked Notes [Member]
DetailInformationAboutMarkeLineItemsSecuritiesLineItems [Line Items]
Fair value through other comprehensive income		19,285	16,398
Stocks [Member]
DetailInformationAboutMarkeLineItemsSecuritiesLineItems [Line Items]
Fair value through other comprehensive income		26,678	139,469
Financial Treasury Bills [Member]
DetailInformationAboutMarkeLineItemsSecuritiesLineItems [Line Items]
Fair value through profit and loss		396,994	295,699
Investment Funds - FIDC BRF [Member]
DetailInformationAboutMarkeLineItemsSecuritiesLineItems [Line Items]
Fair value through profit and loss		14,891	14,699
Investment Funds [Member]
DetailInformationAboutMarkeLineItemsSecuritiesLineItems [Line Items]
Fair value through profit and loss		20,301	3,721
Sovereign Bonds & Others [Member]
DetailInformationAboutMarkeLineItemsSecuritiesLineItems [Line Items]
Amortized cost		R$ 265,783	R$ 331,395
Available For Sale [Member] | Credit Linked Notes [Member]
DetailInformationAboutMarkeLineItemsSecuritiesLineItems [Line Items]
WATM	[1]	3 years 4 months 24 days
Currency		USD
Average interest rate (p.a.)		3.85%
Trading Securities [Member] | Stocks [Member]
DetailInformationAboutMarkeLineItemsSecuritiesLineItems [Line Items]
Currency		R$ and HKD
Trading Securities [Member] | Financial Treasury Bills [Member]
DetailInformationAboutMarkeLineItemsSecuritiesLineItems [Line Items]
WATM	[1]	3 years 4 months 24 days
Currency		R$
Average interest rate (p.a.)		4.40%
Trading Securities [Member] | Investment Funds - FIDC BRF [Member]
DetailInformationAboutMarkeLineItemsSecuritiesLineItems [Line Items]
WATM	[1]	3 years 11 months 15 days
Currency		R$
Trading Securities [Member] | Investment Funds [Member]
DetailInformationAboutMarkeLineItemsSecuritiesLineItems [Line Items]
WATM	[1]	2 months 1 day
Currency		ARS
Held To Maturity [Member] | Sovereign Bonds & Others [Member]
DetailInformationAboutMarkeLineItemsSecuritiesLineItems [Line Items]
WATM	[1]	3 years 3 months 29 days
Currency		AOA
Average interest rate (p.a.)		3.82%

[1]	Weighted average maturity in years.